Investment Strategy	Apr. 30, 2026
LHA Market State™ Tactical Beta ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively-managed exchange-traded fund (“ETF”) and seeks to achieve its objective principally by investing in instruments linked directly or indirectly to the performance and/or volatility of the S&P 500® Index (the “S&P 500”) based on statistical analyses, described below. Such instruments may include index-based and other ETFs (including leveraged ETFs) with long exposure to the S&P 500, U.S. Treasury securities, or instruments linked to the Cboe Volatility Index® (the “VIX Index”); securities issued by the U.S. government or its agencies or instrumentalities; and options and futures contracts on the S&P 500 or VIX Index. The Fund may also invest the remainder of its portfolio directly or indirectly in cash and cash equivalents.
Under normal market conditions, the Fund’s baseline exposure each day to the S&P 500 is approximately 100%, which the Fund’s portfolio managers then adjust based on a statistical method of analysis evaluating the movement of the VIX Index. The Fund’s exposure to the S&P 500 may be greater or less than 100% at any given time, although the portfolio managers expect that such exposure will generally be between approximately 80% and 120% at the time investments are made. The portfolio managers use such analysis to determine in which instruments(s) to invest for long exposure to the S&P 500. During periods where volatility increases, the Fund’s portfolio managers expect the Fund to seek protection against falling markets by lowering long exposure to the S&P 500 and also investing long in VIX Index-linked instruments as a hedge. During these periods when a hedge is applied, the VIX-linked instruments are expected to generate results that are uncorrelated to the S&P 500 and, in combination with lower S&P 500 exposure, seek to preserve capital. From time to time, to generate additional returns, the Fund may also write (sell) call options (described below) on its S&P 500 positions; provided, however, that when the Fund writes (sells) a call option it will always own the corresponding amount of exposure to the S&P 500 and, therefore, the Fund’s position will be “covered.”
The Fund’s strategy primarily relies on proprietary statistical analyses of the VIX Index and VIX futures markets. Thompson Capital Management LLC (“Thompson Capital”) developed, owns, and maintains these statistical analyses. Little Harbor Advisors, LLC, the Fund’s investment adviser (the “Adviser”), has an exclusive license to employ the Thompson Capital statistical analyses. Portfolio net exposure is based on a proprietary process to quantify market risk by comparing volatility expectations across various time frames, as expressed by 30-day and 90-day implied volatility indexes and VIX futures. In general, a “hedge on” environment is one in which near-term volatility expectations are above longer-term volatility expectations. Similarly, a “hedge off” environment is characterized by lower near-term volatility expectations relative to longer-term expectations. Each day, the portfolio managers use this analysis to determine the Fund’s S&P 500 exposure and the extent to which VIX-linked instruments, if any, will be used to hedge the S&P 500 exposure. Based on the direction and strength of signals from the portfolio managers’ analysis, they determine on a discretionary basis in which instrument(s) to invest.
The Fund may invest in derivative instruments, consisting of options (including covered call options and long calls and/or puts) or futures contracts, to gain exposure to the S&P 500. The Fund may also seek long exposure to the VIX Index by investing in VIX Index-linked ETFs and/or options. Specifically, the Fund may invest in ETFs or derivative instruments linked to the returns of the S&P 500 (including covered call options) or in VIX Index options. A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying instrument (e.g., the S&P 500) at a specific price at a specific future time. Investments in derivative instruments, such as futures contracts, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular instrument resulting in increased volatility in the value of the Fund’s portfolio. The Fund’s strategy may result in returns for a single day or longer periods of time that are significantly higher or lower than the returns of the S&P 500.
To augment its S&P 500 exposure, the Fund may purchase put options or write (sell) covered call options on the S&P 500 or S&P 500-linked ETFs. For hedging exposure, the fund may purchase call options or call option spreads with long exposure to the VIX Index or VIX Index-linked ETFs. When the Fund purchases options or option spreads, losses from the Fund’s investments in such purchased options or option spreads are limited to the amount of the net premiums paid. The Fund’s investments in purchased or written options or option spreads will generally involve premiums of less than 2% of the Fund’s net assets during a given month.
Purchasing a call option gives the buyer the right to purchase shares of the reference asset at a specified price (“strike price”) until a specified date (“expiration date”) (American-style options) or at the expiration date (European-style options). The buyer of the call option pays an amount (premium) for buying the option. In the event the reference asset appreciates above the strike price, the buyer can exercise the option and receive the reference asset (for American-style options) or receive the difference between the value of the reference asset and the strike price (for European-style options) (which gain is offset by the premium initially paid), and in the event the reference asset declines in value, the call option may end up worthless and the Fund’s loss is limited to the amount of premium it paid. The Fund’s investments in call options and put options (described below) on the S&P 500 or the VIX Index are generally expected to be European-style options.
Writing (selling) a call option gives the seller the obligation to deliver shares of the reference asset at a strike price until the expiration date (American-style options) or at the expiration date (European-style options). The seller of the call option receives an amount (premium) for selling the option. In the event the reference asset appreciates above the strike price, the option may be exercised against the Fund, and the Fund may have to deliver the reference asset (for American-style options) or the difference between the value of the reference asset and the strike price (for European-style options) (which loss is offset by the premium initially received), and in the event the reference asset declines in value, the call option may end up worthless and the Fund retains the premium it received.
Purchasing a put option gives the buyer the right to sell shares of a reference asset at a strike price until the expiration date (American-style options) or at the expiration date (European-style options). The buyer of the put option pays an amount (premium) for buying the option. In the event the reference asset declines in value below the strike price and the Fund exercises its put option, the Fund will be entitled to deliver the reference asset (for American-style options) or receive the difference between the strike price and the value of the reference asset (for European-style options) (which gain is offset by the premium originally paid by the Fund), and in the event the reference asset closes above the strike price as of the expiration date, the put option may end up worthless and the Fund’s loss is limited to the amount of premium it paid.
A call spread entails the purchase of a call option and the sale of a call option on the same reference asset with the same expiration date but a higher strike price. A put spread entails the purchase of a put option and the sale of a put option on the same reference asset with the same expiration date but a lower strike price. The premium received from the sale of the call or put options is generally expected to offset the cost to the Fund of the purchased options in exchange for limiting the maximum return from such options.
The Fund may also invest up to 25% of its assets in leveraged ETFs. Leveraged ETFs seek to provide investment results that match a multiple of the performance of an underlying index (e.g., three times the performance) for a single day. Leveraged ETFs typically rely on derivative instruments to seek to obtain their investment objectives.
The Fund’s strategy may result in the active and frequent trading of the Fund’s investments, which may result in significant portfolio turnover.

Strategy Portfolio Concentration [Text]	The Fund may also invest up to 25% of its assets in leveraged ETFs. Leveraged ETFs seek to provide investment results that match a multiple of the performance of an underlying index (e.g., three times the performance) for a single day. Leveraged ETFs typically rely on derivative instruments to seek to obtain their investment objectives.
LHA Market State™ Tactical Q ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its objective principally by investing in equity instruments linked directly or indirectly to the performance of U.S.-listed, large capitalization, growth-oriented companies (“growth equities”) based on statistical analyses, described below. Such companies may be represented by depositary receipts and may have significant operations in non-U.S. countries. The instruments used by the Fund are comprised of (i) index-based ETFs, such as the Invesco Nasdaq 100 ETF (ticker symbol: QQQ), which has a significant portion of its assets invested in the communication services and information technology sectors, and other ETFs (including leveraged and inverse ETFs), providing long or short exposure to growth equities, U.S. Treasury securities, or instruments linked to the Cboe Volatility Index® (the “VIX Index”); (ii) securities issued by the U.S. government or its agencies or instrumentalities; (iii) options and futures contracts on equities, such as the E-mini Nasdaq 100 futures contracts, and (iv) options and futures contracts on the VIX Index. The Invesco Nasdaq 100 ETF tracks an index comprised of the securities of 100 of the largest non-financial companies listed on The Nasdaq Stock Market LLC based on their market capitalization. The Fund may also invest the remainder of its portfolio directly or indirectly in cash and cash equivalents.
Under normal market conditions, the Fund’s baseline exposure each day to growth equities is approximately 100%, which the Fund’s portfolio managers then adjust based on a statistical method of analysis evaluating the movement of the VIX Index. The Fund’s exposure to growth equities may be greater or less than 100% at any given time, although the portfolio managers expect that such exposure will generally be between approximately 80% and 120% at the time investments are made. The portfolio managers use such analysis to determine the instruments(s) in which to invest for long exposure to growth equities. During periods where volatility increases, the Fund’s portfolio managers expect the Fund to seek protection against falling markets by lowering long exposure to growth equities and also investing long in VIX Index-linked instruments as a hedge. During these periods when a hedge is applied, the VIX Index-linked instruments are expected to generate results that are uncorrelated to growth equities and, in combination with lower growth equity exposure, seek to preserve capital. From time to time, to generate additional returns, the Fund may also write (sell) call options (described below) on its long growth equity positions; provided, however, that when the Fund writes (sells) a call option it will always own the corresponding amount of exposure to long growth equities and, therefore, the Fund’s options position will be “covered.”
The Fund’s strategy primarily relies on proprietary statistical analyses of the VIX Index and VIX futures market. Thompson Capital Management LLC (“Thompson Capital”) developed, owns, and maintains these statistical analyses. Little Harbor Advisors, LLC, the Fund’s investment adviser (the “Adviser”), has an exclusive license to employ the Thompson Capital statistical analyses. Portfolio net exposure is based on a proprietary process to quantify market risk by comparing volatility expectations across various time frames, as expressed by 30-day and 90-day implied volatility indexes and VIX Index futures. In general, a “hedge on” environment is one in which near-term volatility expectations are above longer-term volatility expectations. Similarly, a “hedge off” environment is characterized by lower near-term volatility expectations relative to longer-term expectations.
Each day, the portfolio managers use this analysis to determine the Fund’s exposure to growth equities and the extent to which VIX Index-linked instruments, if any, will be used to hedge the Fund’s growth equity exposure. The VIX Index is expected to be a strong proxy for the volatility signals of the growth equity market. Based on the direction and strength of signals from the portfolio managers’ analysis, they determine on a discretionary basis the instrument(s) in which to invest.
The Fund may invest in derivative instruments, consisting of options (including covered call options and long calls and/or puts) or futures contracts, to gain exposure to growth equities. The Fund may also seek long exposure to the VIX Index by investing in VIX Index-linked ETFs and/or options. Specifically, the Fund may invest in ETFs such as the Invesco Nasdaq 100 ETF and/or its options or other derivative instruments such as the E-mini Nasdaq 100 futures contract or options on such contract, or in VIX Index options. A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. Investments in derivative instruments, such as futures contracts, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular instrument resulting in increased volatility in the value of the Fund’s portfolio. The Fund’s strategy may result in returns for a single day or longer periods of time that are significantly higher or lower than the returns of growth equities.
To augment its growth equity exposure, the Fund may purchase put options or write (sell) covered call options on the growth-oriented ETFs in the portfolio. For hedging exposure, the Fund may purchase call options or call option spreads with long exposure to the VIX Index or VIX Index-linked ETFs. When the Fund purchases options or option spreads, losses from the Fund’s investments in such purchased options or option spreads are limited to the amount of the net premiums paid. The Fund’s investments in purchased or written options or option spreads will generally involve premiums of less than 2% of the Fund’s net assets during a given month.
Purchasing a call option gives the buyer the right to purchase shares of the reference asset at a specified price (“strike price”) until a specified date (“expiration date”) (American-style options) or at the expiration date (European-style options). The buyer of the call option pays an amount (premium) for buying the option. In the event the reference asset appreciates above the strike price, the buyer can exercise the option and receive the reference asset (for American-style options) or receive the difference between the value of the reference asset and the strike price (for European-style options) (which gain is offset by the premium initially paid), and in the event the reference asset declines in value, the call option may end up worthless and the Fund’s loss is limited to the amount of premium it paid. The Fund’s investments in call options and put options (described below) on the growth equities instruments in which it invests or the VIX Index are generally expected to be European-style options.
Writing (selling) a call option gives the seller the obligation to deliver shares of the reference asset at a strike price until the expiration date (American-style options) or at the expiration date (European-style options). The seller of the call option receives an amount (premium) for selling the option. In the event the reference asset appreciates above the strike price, the option may be exercised against the Fund, and the Fund may have to deliver the reference asset (for American-style options) or the difference between the value of the reference asset and the strike price (for European-style options) (which loss is offset by the premium initially received), and in the event the reference asset declines in value, the call option may end up worthless and the Fund retains the premium it received.
Purchasing a put option gives the buyer the right to sell shares of a reference asset at a strike price until the expiration date (American-style options) or at the expiration date (European-style options). The buyer of the put option pays an amount (premium) for buying the option. In the event the reference asset declines in value below the strike price and the Fund exercises its put option, the Fund will be entitled to deliver the reference asset (for American-style options) or receive the difference between the strike price and the value of the reference asset (for European-style options) (which gain is offset by the premium originally paid by the Fund), and in the event the reference asset closes above the strike price as of the expiration date, the put option may end up worthless and the Fund’s loss is limited to the amount of premium it paid.
A call spread entails the purchase of a call option and the sale of a call option on the same reference asset with the same expiration date but a higher strike price. A put spread entails the purchase of a put option and the sale of a put option on the same reference asset with the same expiration date but a lower strike price. The premium received from the sale of the call or put options is generally expected to offset the cost to the Fund of the purchased options in exchange for limiting the maximum return from such options.
The Fund may also invest up to 25% of its assets in leveraged and inverse ETFs on a daily basis or longer consistent with the Adviser’s views on current and future market conditions. Leveraged ETFs seek to provide investment results that match a multiple of the performance of an underlying index (e.g., three times the performance) for a single day. Inverse ETFs provide short exposure to an underlying index by seeking to provide investment results that match a negative (i.e., the opposite) performance of an underlying index’s performance for a single day. Leveraged and inverse ETFs typically rely on derivative instruments to seek to obtain their investment objectives.
The Fund’s strategy may result in the active and frequent trading of the Fund’s investments, which may result in significant portfolio turnover.
Strategy Portfolio Concentration [Text]	The Fund may also invest up to 25% of its assets in leveraged and inverse ETFs on a daily basis or longer consistent with the Adviser’s views on current and future market conditions. Leveraged ETFs seek to provide investment results that match a multiple of the performance of an underlying index (e.g., three times the performance) for a single day. Inverse ETFs provide short exposure to an underlying index by seeking to provide investment results that match a negative (i.e., the opposite) performance of an underlying index’s performance for a single day. Leveraged and inverse ETFs typically rely on derivative instruments to seek to obtain their investment objectives.
LHA Risk-Managed Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively-managed “fund of funds” and seeks to achieve its investment objective by investing primarily in other investment companies, including other actively managed exchange-traded funds (“ETFs”) and index-based ETFs (collectively, “Underlying Investments”), that provide exposure to a broad range of fixed income asset classes. The Underlying Investments may invest in investment-grade U.S. corporate bonds, U.S. Treasury securities, floating rate debt securities, treasury inflation-protected bonds (“TIPS”), foreign corporate debt securities (including those of emerging markets), high yield (junk) bonds, mortgage-backed and asset-backed securities, and preferred stocks. The Fund may also invest in cash, cash equivalents, or money market funds.
Grimes & Company Wealth Management, LLC (“Grimes” or the “Sub-Adviser”) identifies income-producing Underlying Investments and then uses (a) a proprietary analysis that quantifies and evaluates each Underlying Investment’s short-term (approximately one quarter) and long term (approximately one to two years) price change and volatility trends (the “Price and Volatility Trend Factors”), and (b) with consideration to the Price and Volatility Trend Factors, a discretionary approach to selection of Underlying Investments (the “Yield Review”). The Sub-Adviser ranks Underlying Investments with positive Price and Volatility Trend Factors by their current yield and generally selects, for inclusion in the Fund’s portfolio, the Underlying investments with the highest yield in the Yield Review.
In seeking to manage risk, during an environment of unfavorable Price and Volatility Trend Factors, the Fund seeks capital preservation by investing in Underlying Investments with higher quality and lower income-producing assets (e.g., investment-grade bonds, TIPS, floating rate bonds, or money market instruments), and cash or cash equivalents. Such unfavorable Price and Volatility Trend Factors generally occur in periods of market downturn (e.g., recession, persistent inflation, war).
In an environment of favorable Price and Volatility Trend Factors, the Fund seeks to maximize income by investing in Underlying Investments with high income-producing assets (e.g., junk bonds, preferred equities, or emerging market bonds). Such favorable Price and Volatility Trend Factors generally occur in periods of a rising market (e.g., low interest rates, economic stimulus).
The Fund’s average weighted portfolio duration and credit quality (through its Underlying Investments) vary over time, generally between 0-10 years, and rated between AAA and B, respectively. However, there is no limit on the weighted average duration or the average credit rating of the Fund’s portfolio. Duration is a measure of a fixed income security’s price sensitivity to changes in interest rates (e.g., higher duration indicates greater sensitivity to interest rate changes). Credit ratings are issued by independent third parties (e.g., Moody’s Investors Service, Inc.).
The Fund may invest up to 100% of its assets in any fixed income class, or in cash or cash equivalents, depending upon current fixed income market conditions, as well as the Price and Volatility Trend Factors observed by the Sub-Adviser.

Strategy Portfolio Concentration [Text]	The Fund may invest up to 100% of its assets in any fixed income class, or in cash or cash equivalents, depending upon current fixed income market conditions, as well as the Price and Volatility Trend Factors observed by the Sub-Adviser.